Financial Risk Management (Details) - Schedule of expected credit losses for financial assets other than trade receivables - Financial Assets [Member] - USD ($)	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Financial Risk Management (Details) - Schedule of expected credit losses for financial assets other than trade receivables [Line Items]
Estimated gross carrying amount at default Cash and cash equivalents	$ 8,758	$ 26,142
Expected probability of defaul Cash and cash equivalents	0.00%	0.00%
Expected credit losses Cash and cash equivalents
Cash and cash equivalents	8,758	26,142
Estimated gross carrying amount at default Other financial assets	$ 330	$ 59,801
Expected probability of default Other financial assets	0.00%	0.00%
Expected credit losses Other financial assets
Other financial assets	$ 330	$ 59,801